CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash	$ 648.1	$ 75.2
Cash equivalents:
Bank deposits	1,301.0
Money market funds	500.4	40.0
Other cash equivalents	0.1	0.9
Total cash and cash equivalents	$ 2,449.6	$ 116.1	$ 288.5